Trade and Other Receivables (Tables)	12 Months Ended
Sep. 30, 2025
Trade And Other Receivables
Trade and Other Receivables

	September 30, 2025	September 30, 2024
Trade receivables, gross	13,796	10,577
Expected credit losses	(82)	(64)
Trade receivables	13,714	10,513
Other receivables	2,760	779
Trade and other receivables	16,474	11,292

Accounts receivable

Particulars	Current	31-60	61-90	91-120	>120	Total
%	81.31	7.52	0.41	0.34	10.42	100
Gross Trade receivable	11,218	1,038	57	46	1,437	13,796

Particulars	Current	31-60	61-90	91-120	>120	Total
Trade receivable (Gross)	11,218	1,038	57	46	1,437	13,796
Expected loss rate (%)	0.20	0.53	1.70	3.14	3.55	0.59
Expected loss provision	23	6	1	1	51	82

Financial year ending September 30, 2024

Particulars	Current	31-60	61-90	91-120	>120	Total
%	78.52	20.61	0.10	0.02	0.75	100
Gross Trade receivable	8,305	2,180	11	4	77	10,577

Particulars	Current	31-60	61-90	91-120	>120	Total
Trade receivable (Gross)	8,305	2,180	11	4	77	10,577
Expected loss rate (%)	0.05	0.24	0.42	1.06	70.13	0.61
Expected loss provision	4	6	—	—	54	64

Allowance for Credit Losses
	September 30, 2025	September 30, 2024
Beginning balance	64	257
Write off	(2)	(244)
Allowance provided	20	51
Ending balance	82	64